Business Combination, Acquisition Of NVG - Consideration transferred - other details (Details)	Jun. 20, 2025 USD ($) shares $ / shares	Aug. 31, 2025	May 14, 2021
Disclosure of detailed information about business combination [line items]
Convertible note, accrued interest rate (%)			10.00%
Nautical Ventures Group Inc.
Disclosure of detailed information about business combination [line items]
Business combination, share consideration	$ 1,498,086
Nautical Ventures Group Inc. | Derivative (option) portion | Black-Scholes option pricing model | Dividend yield
Disclosure of detailed information about business combination [line items]
Level 3 valuation inputs (in %)	0
Nautical Ventures Group Inc. | Roger Moore | Voting Common Stock
Disclosure of detailed information about business combination [line items]
Number of shares in share consideration (in shares) | shares	255,012
Nautical Ventures Group Inc. | Initial Convertible Note
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	$ 5,601,934
Nautical Ventures Group Inc. | Initial Convertible Note | Long-term debt portion
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	3,282,369
Nautical Ventures Group Inc. | Initial Convertible Note | Derivative (option) portion
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	2,319,565
Nautical Ventures Group Inc. | Initial Convertible Note | Roger Moore
Disclosure of detailed information about business combination [line items]
Value of convertible promissory note issued	$ 4,000,000
Convertible note, accrued interest rate (%)	6.00%
Convertible note, monthly interest payment	$ 20,000
Convertible note, convertible exercise price (in $ per share) | $ / shares	$ 8.624
Nautical Ventures Group Inc. | Subsequent Convertible Note
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	$ 1,235,598
Nautical Ventures Group Inc. | Subsequent Convertible Note | Long-term debt portion
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	695,572
Nautical Ventures Group Inc. | Subsequent Convertible Note | Derivative (option) portion
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	$ 540,026
Nautical Ventures Group Inc. | Subsequent Convertible Note | Derivative (option) portion | Probability of issuance rate
Disclosure of detailed information about business combination [line items]
Level 3 valuation inputs (in %)		50
Nautical Ventures Group Inc. | Subsequent Convertible Note | Derivative (option) portion | Black-Scholes option pricing model | Probability of issuance rate
Disclosure of detailed information about business combination [line items]
Level 3 valuation inputs (in %)	50
Nautical Ventures Group Inc. | Subsequent Convertible Note | Roger Moore
Disclosure of detailed information about business combination [line items]
Value of convertible promissory note issued	$ 2,000,000
Convertible note term (in months)	36 months
Convertible note, accrued interest rate (%)	6.00%
Convertible note, monthly interest payment	$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares	$ 8.624
Nautical Ventures Group Inc. | Subsequent Convertible Note | Roger Moore | Derivative (option) portion | Probability of issuance rate
Disclosure of detailed information about business combination [line items]
Level 3 valuation inputs (in %)	50
Nautical Ventures Group Inc. | Real Estate Note
Disclosure of detailed information about business combination [line items]
Probability of issuance of convertible note (in %)	100.00%
Business combination, liabilities incurred	$ 2,545,013
Nautical Ventures Group Inc. | Real Estate Note | Long-term debt portion
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	1,376,954
Nautical Ventures Group Inc. | Real Estate Note | Derivative (option) portion
Disclosure of detailed information about business combination [line items]
Business combination, liabilities incurred	1,168,059
Nautical Ventures Group Inc. | Real Estate Note | Roger Moore
Disclosure of detailed information about business combination [line items]
Value of convertible promissory note issued	$ 2,000,000
Convertible note term (in months)	36 months
Convertible note, accrued interest rate (%)	6.00%
Convertible note, monthly interest payment	$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares	$ 8.624